Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Growth Fund Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund's investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the Growth Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 90 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth Fund's performance. During the Growth Fund's most recent fiscal year, the Growth Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund's portfolio manager believes will have above-average growth prospects.

The Growth Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

In addition, the Growth Fund strives to be fossil fuel-free (avoiding investing in companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels). Under normal circumstances the Growth Fund will therefore be underweight the energy sector vis-à-vis its benchmark index and will strive to substitute instead companies whose products, services or business strategies offer positive solutions to global sustainability challenges.

The Growth Fund avoids investing in companies that its investment adviser determines are significantly involved in the extraction and/or refining of fossil fuels (coal, oil and gas), in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 71 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Calendar Year Total Returns The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2003, 16.33%
Worst quarter: 4th quarter 2008, -26.10%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 12, 2013, the Russell 1000 Growth Index replaced the Russell 3000 Growth Index as the primary benchmark for Pax World Growth Fund (the "Fund") because PWM believes the Russell 1000 Growth Index is a more appropriate representation of the universe of securities in which the Fund may invest. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.48%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.39%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.83%	[1],[2]
Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.23%	[1],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.56%	[1],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.95%	[1],[3]
Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.52%	[1],[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.53%	[1],[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.15%	[1],[4]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,330
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.93%	[6],[7]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.80%	[6],[7]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.68%	[6],[7]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,614
Annual Return 2004	rr_AnnualReturn2004	22.04%
Annual Return 2005	rr_AnnualReturn2005	7.19%
Annual Return 2006	rr_AnnualReturn2006	(2.26%)
Annual Return 2007	rr_AnnualReturn2007	13.39%
Annual Return 2008	rr_AnnualReturn2008	(41.52%)
Annual Return 2009	rr_AnnualReturn2009	38.94%
Annual Return 2010	rr_AnnualReturn2010	22.22%
Annual Return 2011	rr_AnnualReturn2011	(2.05%)
Annual Return 2012	rr_AnnualReturn2012	13.08%
Annual Return 2013	rr_AnnualReturn2013	29.61%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.61%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.50%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%	[6]
Individual Investor Class | After Taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.81%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.34%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.20%	[6]
Individual Investor Class | After Taxes and Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.27%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.92%	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.13%	[6]
R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,891
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.30%	[6],[8]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.20%	[6],[8]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.37%	[6],[8]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[9]
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,239
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,076
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.43%	[10],[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.15%	[10],[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.92%	[10],[6]

[1]	Unlike the Growth Fund, the Russell 1000 Growth Index, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[2]	Effective December 12, 2013, the Russell 1000 Growth Index replaced the Russell 3000 Growth Index as the primary benchmark for Pax World Growth Fund (the "Fund") because PWM believes the Russell 1000 Growth Index is a more appropriate representation of the universe of securities in which the Fund may invest. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization.
[3]	The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as measured by market capitalization.
[4]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[5]	Effective May 1, 2014 the Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund to the extent such expenses exceed 0.99%, 1.24%, 1.24% and 1.49% of the average daily net assets of Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.
[6]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[7]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[8]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Class A shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[9]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[10]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.